Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Summary of Loans and Borrowings

Loans and borrowings consist of the following:

	December 31, 2023		December 31, 2022
€ thousand	Current	Non-current	Current	Non-current
Loan agreement - April 25, 2023	3,286	59,496	0	0
Loan agreement - May 02, 2022	0	0	14,440	0
Total	3,286	59,496	14,440	0